Dividends	12 Months Ended
Dec. 31, 2023
Interim Financial Reporting [Abstract]
Dividends	Dividends
The quarterly dividend which is expected to be paid on 28 March 2024 in respect of the fourth quarter 2023 is 7.270 cents per ordinary share ($0.43620 per American Depositary Share (ADS)). The corresponding amount in sterling will be announced on 12 March 2024.

	Pence per share			Cents per share					$ million
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Dividends announced and paid in cash
Preference shares							1	1	2
Ordinary shares
March	5.5507	4.1595	3.7684	6.610	5.460	5.250	1,183	1,068	1,063
June	5.3089	4.3556	3.7118	6.610	5.460	5.250	1,152	1,061	1,062
September	5.7320	5.1684	3.9529	7.270	6.006	5.460	1,249	1,140	1,100
December	5.7367	4.9402	4.1045	7.270	6.006	5.460	1,224	1,088	1,077
	22.3283	18.6237	15.5376	27.760	22.932	21.420	4,809	4,358	4,304
Dividend announced, paid in March 2024				7.270			1,222
The amount of unclaimed dividends recognized as a liability in other payables at 31 December 2023 is $91 million (2022 $69 million).
The board decided not to offer a scrip dividend alternative in respect of any dividends announced since the third quarter 2019, including the fourth quarter 2023 dividend expected to be paid on 28 March 2024.
The financial statements for the year ended 31 December 2023 do not reflect the dividend announced on 6 February 2024 and which is expected to be paid on 28 March 2024; this will be treated as an appropriation of profit in the year ending 31 December 2024.